FORUM FUNDS
THREE CANAL PLAZA, SUITE 600
PORTLAND, MAINE 04101
207-347-2000

January 15, 2016

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Forum Funds (the "Trust" or "Registrant") File Nos. 002-67052/811-03023 Post-Effective Amendment ("PEA") No. 519

Dear Sir or Madam:

Pursuant to the Securities Act of 1933, as amended, and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Registrant, is Post-Effective Amendment No. 519 to the Registrant's currently effective Registration Statement on Form N-1A. This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The primary purpose of this filing is to register the LMCG International Small Cap Fund (the "Fund"), a new series of the Registrant. Prior to the effective date of the Amendment, the Registrant intends to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment.

Included as an exhibit to the filing, please find audited financial statements for the Fund's predecessor collective investment trust, the LMCG International Small Cap Collective Fund ("Predecessor Fund") for the periods ended June 30, 2014, and June 30, 2015, as well as an interim unaudited schedule of investments for the Predecessor Fund for the period ended December 31, 2015. These materials are being included as an exhibit to the filing, and referenced in this letter, in accordance with Fund Counsel's discussions with an SEC staff accountant, Ryan Moore. The opinion of the independent auditor has been withheld for this filing, but will be provided with the audited financial statements with the subsequent effective filing made pursuant to Rule 485(b).

If you have any questions or comments concerning the foregoing, please contact me at (207) 347-2076 or by email at zac.tackett@atlanticfundservices.com.

Sincerely,

/s/ Zachary R. Tackett
Zachary R. Tackett

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